Filed Pursuant to Rule 497(e)
Under the Securities Act of 1933.
File No. 33-75708
File No. 811-08370



				McM  FUNDS


		McM Principal Preservation Fund
		McM Intermediate Fixed Income Fund
		McM Fixed Income Fund
		McM Balanced Fund
		McM Equity Investment Fund



	Supplement dated December 30, 1998
	to Prospectus dated September 25, 1998


        The following information replaces and supersedes any contrary information contained in the Trust's Prospectus. The paragraph under the heading "The Underwriter" on page 16 of the Prospectus is deleted and replaced with the following:

Effective January 1, 1999, First Data Distributors, Inc., 4400 Computer
Drive, Westborough, Massachusetts, 01581 serves as underwriter pursuant to an underwriting agreement for the limited purpose of acting as underwriter to facilitate the registration of shares of each Fund under state securities laws and to assist in the sale of shares.




         All other references to FPS Broker Services, Inc. in the Prospectus are hereby replaced with First Data Distributors, Inc. The phone number will remain (800) 831-1146.


	INVESTORS SHOULD RETAIN THIS SUPPLEMENT
	WITH THE PROSPECTUS FOR FUTURE REFERENCE.


















		McM  FUNDS
		McM Principal Preservation Fund
		McM Intermediate Fixed Income Fund
		McM Fixed Income Fund
		McM Balanced Fund
		McM Equity Investment Fund


	Supplement dated December 30, 1998
	to Statement of Additional Information
		dated September 25, 1998

The following information replaces and supersedes any contrary information contained in the Trust's Statement of Additional Information. The paragraphs under the heading "Underwriter" on page 18 of the Statement of Additional Information are deleted and replaced with the following:

Effective January 1, 1999, First Data Distributors, Inc. ("FDDI"), 4400 Computer Drive, Westborough, Massachusetts, 01581 serves as underwriter pursuant to an underwriting agreement for the limited purpose of acting as underwriter to facilitate the registration of shares of each Fund under state securities laws and to assist in the sale of shares.

In this regard, FDDI has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which McM Funds shall from time to time identify to FDDI as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for McM Funds.

FDDI is a broker-dealer registered with the U.S. Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

For the services provided to McM Funds under the Underwriting Agreement, the Advisor pays FDDI an annual fixed fee of $15,000. These fees are fixed for a one (1) year period from the date of the Underwriting Agreement and may be increased or decreased in future years by an amendment signed by both McM Funds and FDDI.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party, and if so terminated, the pro rata portion of the unearned fee will be returned to the Advisor.

All other references to FPS Broker Services, Inc. in the Statement of Additional Information are hereby replaced with First Data Distributors, Inc. The phone number will remain (800) 831-1146.

	INVESTORS SHOULD RETAIN THIS SUPPLEMENT
	WITH THE STATEMENT OF ADDITIONAL
	INFORMATION FOR FUTURE REFERENCE.









FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406-0903

December 30, 1998

SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 50549

Re:	MCM FUNDS (the "Registrant")
	File No.  33-75708
	File No.  811-08370

To the Staff of the Commission:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement dated December 30, 1998 to the Prospectus dated September 25, 1998 and the Supplement dated December 30, 1998 to the Statement of Additional Information dated September 25, 1998.

The purpose of this filing is to make certain non-material revisions regarding the Underwriter to the current Prospectus and Statement of Additional Information.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4727.

Thank you for your courtesy and cooperation.

Sincerely,


Thomas N. Calabria
Compliance Administrator

cc:	Deane Nelson (Vice President and Secretary, McM Funds)
	Julie Allecta, Esq. (Paul, Hastings, Janofsky & Walker, LLP)